Net Loss Per Share Applicable to Common Shareholders (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table sets forth the computation of loss per share for the years ended December 31, 2021 and 2020, respectively:

	For the Years Ended
	December 31,
	2021	2020
Numerator:
Net loss applicable to common shareholders	$(11,226,366)	$(2,936,129)

Denominator:
Weighted average common shares outstanding	203,000,201	105,177,272

Net loss per share:
Basic and diluted	$(0.06)	$(0.03)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]	As of December 31, 2021 and 2020, the following shares were issuable and excluded from the calculation of diluted loss:
	December 31,
	2021	2020
Convertible Notes	-	79,475,904
Options	18,746,211	13,453,879
Warrants	29,820,000	-
Preferred Stock	17,382,575	-
Accrued Interest	872,160	92,253
Total	66,820,946	93,022,036